UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Novare Capital Management
Address:  128 South Tryon Street, Suite 1580
          Charlotte, NC 28202

Form 13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Don Olmstead
Title:    Managing Director
Phone:    704-334-3698

Signature, Place, and Date of Signing:

   /s/ Don Olmstead               Charlotte, NC             05/09/2007
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           95

Form 13F Information Table Value Total:  $   116,484
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Form 13F Table Information for Novare Capital Management
As of 3-31-07

                                                                                                               VOTING AUTHORITY
                                                         CURRENT    SHRS OR SH/ PUT/  INVESTMENT  OTHER    -------------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP     VALUE     PRN AMT PRN CALL  DISCRETION MANAGERS    SOLE   SHARED    NONE
----------------------------- -------------- ----------- --------   ------- --- ----  ---------- --------  -------- ------- --------
Plains All Amern Ppln Lp      Common         726503103   4,652,814   80,764           Sole       NA         Sole
Enterprise Prd Prtnrs Lp                     293792107   3,881,508  122,060
Oneok Partners Lp                            68268N103   3,622,050   53,660
Enbridge Energy                              29250R106   3,394,200   60,730
Kinder Morgan Energy Lp                      494550106   3,143,942   59,680
Magellan Midstream Partners                  559080106   3,009,708   64,310
Coventry Health Care Inc                     222862104   2,970,202   52,992
Nokia Corporation                            654902204   2,392,825  104,399
FedEx Corporation                            31428X106   2,309,852   21,501
Teppco Partners L P                          872384102   2,299,920   51,800
Kinder Morgan, Inc..                         49455P101   2,284,204   21,458
Suburban Propane                             864482104   2,221,120   50,480
Marathon Oil Group                           565849106   2,178,707   22,045
Plum Creek Timber                            729251108   2,150,952   54,565
Progressive Corp                             743263105   2,110,430   96,720
Ferrellgas Partners                          315293100   2,103,701   90,755
MBIA Inc                                     55262C100   1,888,077   28,830
Fiserv Inc                                   337738108   1,883,099   35,490
L-3 Communications Hldgs                     502424104   1,830,747   20,930
Realty Income                                756109104   1,821,494   64,592
Johnson & Johnson                            478160104   1,793,458   29,762
Noble Corp                                   G65422100   1,735,681   22,060
Target Corporation                           87612E106   1,705,503   28,780
General Dynamics Corp                        369550108   1,677,668   21,959
Mcgraw-Hill Cos                              580645109   1,670,344   26,564
Computer Sciences Corp                       205363104   1,629,063   31,250
Goldman Sachs                                38141G104   1,611,301    7,798
Thor Industries                              885160101   1,604,355   40,730
Lab Cp Of Amer Hldg New                      50540R409   1,585,876   21,835
Bank of America                              060505104   1,573,559   30,842
Best Buy Company Inc.                        086516101   1,500,673   30,802
Harley Davidson Inc.                         412822108   1,484,906   25,275
Chevrontexaco Corp                           166764100   1,473,801   19,927
General Electric                             369604103   1,452,094   41,066
Amerigas Propane                             030975106   1,446,722   44,310
Zimmer Holdings Inc                          98956P102   1,365,279   15,985
Lincare Holdings Inc                         532791100   1,334,427   36,410
Lowes Companies                              548661107   1,331,366   42,279
Emerson Electric Co.                         291011104   1,312,306   30,455
Kimberly Clark                               494368103   1,293,228   18,882
American Intl Group Inc                      026874107   1,210,632   18,010
Auto Data Processing                         053015103   1,137,642   23,505
Sunoco Logistics Partners                    86764L108   1,125,560   19,000
C D W Corporation                            12512N105   1,095,911   17,840
Pepsi Bottlling Group                        713409100   1,089,203   34,155
Energy Transfer Partners                     29273R109   1,083,636   18,600
First Data Corporation                       319963104   1,080,089   40,152
Anheuser Busch                               035229103   1,076,312   21,330
Mylan Labs.                                  628530107   1,039,855   49,189
Amgen Inc.                                   031162100   1,027,186   18,382
Exxon-Mobil                                  30231G102   1,004,466   13,313
Clorox Company                               189054109     928,600   14,580
Royal Caribbean Cruises                      V7780T103     926,888   21,985
Lincoln National Corp                        534187109     847,375   12,500
Intuit Inc                                   461202103     821,894   30,040
Western Union                                959802109     804,907   36,670
Nationwide Finl Svcs Cla                     638612101     681,060   12,645
BP Amoco  ADR                                055622104     656,306   10,136
Fidelity Natl Finl Inc                       31620R105     652,472   27,175
BB&T Corporation                             054937107     622,068   15,165
Quest Diagnostic Inc                         74834L100     577,495   11,580
Duke                                         26441C105     573,213   28,251
Dominion Resources Inc.                      25746U109     539,278    6,075
Conocophillips                               20825C104     529,713    7,750
Entergy Corp.                                29364G103     516,311    4,921
Pepsico Inc.                                 713448108     500,853    7,880
Pfizer Incorporated                          717081103     487,392   19,295
Wachovia                                     929903102     461,082    8,376
Wal-Mart Stores Inc.                         931142103     411,564    8,766
Washington Mutual Inc                        939322103     405,415   10,040
Buckeye Partners Uts L P                     118230101     350,526    7,050
Energy Transfer Equity                       29273V100     346,448    9,440
Spectra Energy Corp                          847560109     345,582   13,155
Royal Bk Cda Montreal                        780087102     339,320    6,800
Family Dollar Stores                         307000109     335,891   11,340
Archer-Daniels-Midlnd Co                     039483102     314,152    8,560
Progress Energy Inc                          743263105     309,802    6,142
Alltel Corp Del                              020039103     304,420    4,910
Schlumberger                                 806857108     286,627    4,148
Berkshire Hathaway Cl B                      084670207     280,280       77
Equity Residential Properties                29476L107     278,046    5,765
Procter & Gamble Co                          742718109     256,556    4,062
Scana Corporation                            80589M102     253,278    5,867
American Standard                            029712106     232,493    4,385
Citigroup                                    172967101     229,233    4,465
Merrill Lynch & Co.                          590188108     223,367    2,735
Hewlett-Packard Company                      428236103     219,646    5,472
Regions Financial Corp                       7591EP100     217,455    6,148
Cisco                                        17275R102     205,312    8,042
Ishares Emerging Mkt.                        464287234   2,050,284   17,599
S P D R -S&P 500                             78462F103     843,338    5,939
S&P Small Cap 600                            464287804     772,001   11,368
S&P MidCap 400 I-S                           464287507     391,190    4,624
Ishares Lehman Short Bond Fund               464288646     240,380    2,380
Hancock John Tax Advn Fd                     41013V100     213,054   10,516